Capital assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
6. Capital assets

The following table reconciles the change in Vermilion's capital assets:

($M)	2018	2017
Balance at January 1	3,337,965	3,433,245
Acquisitions	1,975,327	25,390
Additions	503,842	290,593
Increase in right-of-use assets	98,343	—
Transfers from exploration and evaluation assets	29,615	8,187
Depletion and depreciation	(605,994)	(479,698)
Changes in asset retirement obligations	(100,876)	(48,187)
Foreign exchange	78,651	108,435
Balance at December 31	5,316,873	3,337,965

Cost	9,202,604	6,539,052
Accumulated depletion and depreciation	(3,885,731)	(3,201,087)
Carrying amount at December 31	5,316,873	3,337,965

The following table discloses the carrying balance and depreciation charge relating to right-of-use assets by class of underlying asset as at and for the year ended December 31, 2018:

($M)	Depreciation	Balance
Office space	9,119	62,279
Gas processing facilities	5,491	41,788
Oil storage facilities	2,728	20,758
Vehicles and equipment	2,020	9,121
Total	19,358	133,946

2018 and 2017 impairment assessment
As at December 31, 2018 and 2017, Vermilion did not identify any indicators of impairment.